INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended							75 Months Ended	0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2014 Hong Kong Bayley & Jackson (Hong Kong)	Mar. 31, 2014 Hong Kong MediFast	Mar. 31, 2014 Hong Kong Yuanhua HK	Mar. 31, 2014 PRC	Mar. 31, 2014 PRC	Dec. 31, 2007 PRC Shanghai iKang	Dec. 31, 2011 PRC Shanghai iKang	Dec. 31, 2010 PRC Shanghai iKang	Dec. 31, 2009 PRC Shanghai iKang	Dec. 31, 2008 PRC Shanghai iKang	Dec. 31, 2007 PRC iKang Holding	Dec. 31, 2011 PRC iKang Holding	Dec. 31, 2010 PRC iKang Holding	Dec. 31, 2009 PRC iKang Holding	Dec. 31, 2008 PRC iKang Holding	Mar. 31, 2014 PRC iKang Shenzhen Nanshan	Mar. 31, 2014 PRC iKang Shenzhen Luohu	Mar. 31, 2014 PRC iKang Shenzhen Futian	Mar. 31, 2014 PRC Shenzhen Kefa Clinic
Income taxes
Income tax rate (as a percent)	25.00%	25.00%	25.00%	16.50%	16.50%	16.50%		25.00%
Preferential tax rate (as a percent)									15.00%	24.00%	22.00%	20.00%	18.00%	15.00%	24.00%	22.00%	20.00%	18.00%
Individual income tax rate (as a percent)	35.00%	35.00%	35.00%																35.00%	35.00%	35.00%	35.00%
Withholding tax rate (as a percent)							10.00%
Minimum percentage of equity interest in a PRC-resident enterprise to be held by a qualified Hong Kong tax resident for reduced withholding tax rate							25.00%
Reduced withholding tax rate, if 25% or more equity interest in a PRC-resident enterprise is held by a qualified Hong Kong tax resident (as a percent)							5.00%
Aggregate undistributed earnings of Company's subsidiaries							$ 6,309	$ 6,309
Accrued deferred tax liability							0	0
Aggregate undistributed earnings of the Company's VIEs and its VIEs' subsidiaries							$ 52,786	$ 52,786